Shareholder Report, Holdings (Details)	Sep. 30, 2024
Formidable ETF | Acacia Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Formidable ETF | US Treasury Bill 10/3/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Formidable ETF | Flux Power Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
Formidable ETF | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Formidable ETF | US Treasury Bill 2/13/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Formidable ETF | JD.Com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Formidable ETF | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Formidable ETF | British American Tobacco plc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Formidable ETF | Alibaba Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Formidable ETF | Baytex Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Formidable ETF | CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
Formidable ETF | CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
Formidable ETF | ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.12%
Formidable ETF | FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Formidable ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%
Formidable ETF | INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
Formidable ETF | INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Formidable ETF | MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
Formidable ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Formidable ETF | UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
Formidable ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Formidable Fortress ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Formidable Fortress ETF | MarketAxess Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Formidable Fortress ETF | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Formidable Fortress ETF | S&P 500 Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Formidable Fortress ETF | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Formidable Fortress ETF | Gaming and Leisure Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Formidable Fortress ETF | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Formidable Fortress ETF | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Formidable Fortress ETF | Interactive Brokers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Formidable Fortress ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Formidable Fortress ETF | CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Formidable Fortress ETF | CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Formidable Fortress ETF | ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
Formidable Fortress ETF | FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Formidable Fortress ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Formidable Fortress ETF | INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Formidable Fortress ETF | INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%
Formidable Fortress ETF | MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Formidable Fortress ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Formidable Fortress ETF | COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%